Derivative Instruments Effect of Derivative Contracts on Condensed Consolidated Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss)
Gain (loss) recognized from derivative contracts in the consolidated statement of income	$ 1	$ 63	$ (39)
Net Revenue [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss)
Gain (loss) recognized from derivative contracts in the consolidated statement of income	(4)	44	(26)
Operating Expense [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss)
Gain (loss) recognized from derivative contracts in the consolidated statement of income	(9)	16	(7)
Interest Income And Other Income (Expense), Net [Member] | Nondesignated [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss)
Gain (loss) recognized from derivative contracts in the consolidated statement of income	14	0	(5)
Interest Income And Other Income (Expense), Net [Member] | Nondesignated [Member] | Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss)
Gain (loss) recognized from derivative contracts in the consolidated statement of income	$ 0	$ 3	$ (1)